Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LOANS

Note 11 – LOANS

Loans are comprised of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	$-	$3,014,296
Bank of China, Yantai Bonded Port Area Branch	1,225,547	1,148,303
China Citic Bank, Yantai Branch	3,063,866	-
Agricultural Bank of China, Yantai Laishan Branch	-	1,291,841
Postal Savings Bank of China, Yantai Laishan Branch	-	2,066,946
Qingdao Yikou Industrial Automation Equipment Co., Ltd.	-	83,252
Yantai Zhengda City Construction Development Co.	22,978,997	-
Total short-term loans	27,268,410	7,604,638
Qingdao Metro Finance Leasing Co., Ltd.	-	4,306,138
ZGC Sci-Tech Leasing Co., Ltd	-	1,436,251
Total loans	27,268,410	13,347,027
Less: short-term loans and current portion of long-term loans	27,268,410	11,809,449
Less: unamortized debt issuance costs	-	160,361
Long-term loans - due over one year	$-	$1,377,217

On November 1, 2017, the Company entered into a loan agreement with the Bank of China, Yantai Bonded Port Area Branch to borrow approximately $1,230,000 (RMB 8,000,000) due on November 1, 2018 for working capital purposes. The loan bears an annual interest rate of 5.873% payable quarterly in arrears and pledged with an apartment owned by Yue Zhang. The loan was also jointly guaranteed by Yantai Runtai Medical Co., Ltd. (“Runtai”), Yuebiao Li and his wife, Xiaojun Chen, husband of Zhuo Zhang, and Yue Zhang. The Company paid off the loan in full on October 17, 2018. On October 29, 2018 the Company entered into another loan with the same bank in the amount of approximately $1,148,000 (RMB 8,000,000) due on October 28, 2019 for working capital purposes. On March 20, 2019, the Company paid off the loan in full and on March 21, 2019, the Company renewed the loan agreement with the same principal amount and extended the maturity to March 20, 2020. According to the agreement, the loan bears an annual interest rate of 4.860% payable quarterly and pledged with an apartment owned by Yue Zhang. The loan was also jointly guaranteed by Yuebiao Li and his wife. On February 14, 2020, the Company paid off the loan in full and on February 18, 2020, the Company entered into a loan agreement with the same principal amount and extended the maturity to February 18, 2021 with an annual interest rate of 4.350%. The loan is jointly guaranteed by Yuebiao Li and his wife and pledged with an apartment owned by Yue Zhang.

On September 30, 2019 and December 9, 2019, the Company entered into two loan agreements to borrow approximately $1,824,459 (RMB13,000,000) and $1,136,846 (RMB8,000,000) from Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch, for the period from September 30, 2019 to September 29, 2020, and December 9, 2019 to December 10, 2020, respectively. These two loans bear annual interest rates of 4.350% and 4.785%, respectively, and are pledged with certificates of deposit in the total amount of $3,500,000 using the funds from the IPO of Newater HK. The Company paid off these two loans in full as of December 31, 2020. The amount of the certificates of deposit were included in restricted cash as of December 31, 2019 and expired as of December 31, 2020.

On July 16, 2018, the Company entered into a loan agreement to borrow approximately $311,154 (RMB 2,080,000) from Qingdao Yikou Industrial Automation Equipment Co., Ltd. for the period from July 16, 2018 to July 15, 2019 with an annual interest rate of 5.500%. The Company repaid approximately $144,322 (RMB 1,000,000) on November 22, 2018, $70,867 (RMB500,000) on August 9, 2019 and $83,271 (RMB580,000) on January 3, 2020.

On September 16, 2019, the Company entered into a loan agreement to borrow approximately $1,292,000 (RMB 9,000,000) from Agricultural Bank of China, Yantai Laishan Branch, for the period from September 16, 2019 to August 27, 2020 with an annual interest rate of 4.785%. The loan is guaranteed by Yuebiao Li and Zhuo Zhang, the Chief Financial Officer and principal shareholder, and pledged by the Company’s Plant 1 factory located at 1 Ruida Road, Yantai City, Shandong Province and the Company’s gatehouse. The Company paid off this loan in full as of December 31, 2020.

On September 11, 2019, the Company entered into a loan agreement to borrow approximately $2,068,000 (RMB 14,400,000) from China Post Savings Bank, Yantai Laishan Branch, for the period from September 11, 2019 to September 10, 2020 with an annual interest rate of 4.785%. The loan is guaranteed by Yuebiao Li, and pledged by the No. 3 office building located at 1 Ruida Road, Yantai City, Shandong Province and the Company’s gatehouse. The Company paid off this loan in full as of December 31, 2020.

On March 24, 2020, the Company entered into a loan agreement to borrow approximately $2,829,054 (RMB20,000,000) from China Citic Bank, Yantai Branch for the period from March 24, 2020 to March 23, 2021 with an annual interest rate of approximately 4.8025%. The loan is guaranteed by Yuebiao Li and his wife, and pledged by the No. 2 factory located at 1 Ruida road, Yantai City, Shandong Province.

On July 29, 2020, the Company entered into a loan agreement to borrow approximately $21,433,164 (RMB150,000,000) from Yantai Zhengda City Construction Development Co. for the period from July 29, 2020 to July 28, 2021 with an annual interest rate of 11%. The loan is pledged by 60,000,000 stock shares of Jinzheng Eco-Technology Co., Ltd. owned by Newater HK.

On April 28, 2018, the Company obtained a loan from Qingdao Metro Leasing Co., Ltd. (“Qingdao Metro Loan I”) in the amount of approximately $4,736,979 (RMB 30,000,000). The loan bears an annual interest rate of 6.00% payable quarterly and is due in 36 months. The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company’s equipment with the original cost of approximately $6,019,799 (RMB 38,124,292). The loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid a security deposit of approximately $473,698 (RMB 3,000,000) and debt issuance costs of approximately $284,219 (RMB 1,800,000) in cash. On January 15, 2019, the Company obtained another two-year loan from Qingdao Metro Leasing Co., Ltd (“Qingdao Metro Loan II”) in the amount of $4,440,245 (RMB30,000,000). The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company’s equipment with the original cost of approximately $5,808,000 (RMB40,460,000) and accounts receivable from a customer. In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid a security deposit of approximately $310,817 (RMB 2,100,000) and debt issuance costs of approximately $266,415 (RMB 1,800,000) in cash As of December 31, 2019, current portion of Qingdao Metro Loan I and Qingdao Metro Loan II totaled $3,593,445 (RMB25,034,817) and the long-term portion totaled $712,692 (RMB4,965,183). The balance was presented in the balance of the accompanying consolidated balance sheet, including $122,280 (RMB851,900) of unamortized debt issuance costs which was included in the balance of loans due over one year in the accompanying consolidated balance sheet. As of December 31, 2020, the Company paid the loan in full and received the deposits on these loan agreement in full.

On March 29, 2019, the Company obtained a loan from ZGC Sci-Tech Leasing Co., Ltd. in the amount of approximately $1,936,000 (RMB 13,000,000). The loan bears an annual interest rate of 7.20% payable quarterly and is due in 36 months. The loan is pledged by the Company’s wastewater treatment equipment with the original cost of approximately $2,510,000 (RMB 17,486,660) and the accounts receivable from two wastewater treatment projects. The loan is further guaranteed by Yuebiao Li and Zhuo Zhang. The Company paid a security deposit approximately $193,122 (RMB1,300,000) and debt issuance costs of approximately $69,524 (RMB468,000) in cash. As of December 31, 2019, current portion of the loan totaled $611,364 (RMB 4,259,253) and the long-term portion totaled $824,886 (RMB 5,746,819). The unamortized debt issuance costs of $38,081 (RMB265,303) were included in the balance of loans due over one year in the accompanying consolidated balance sheet. As of December 31, 2020, the Company paid the loan in full and received the deposit on this loan agreement in full.

During the year ended December 31, 2020, the total interest cost incurred and charged to expense was $1,757,396. During the year ended December 31, 2019, the total interest cost incurred was $1,430,295, of which $1,087,051 was recognized as expense and $343,244 was capitalized in the construction in progress.